Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	N-1A/A
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 13, 2026
Registrant Name	dei_EntityRegistrantName	Dimensional Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0002109839
Amendment Flag	dei_AmendmentFlag	true
Amendment Description	dei_AmendmentDescription	Amendment No. 2 [X]
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2026
Document Effective Date	dei_DocumentEffectiveDate	Nov. 13, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Nov. 17, 2026